COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2022
COMMITMENTS
Schedule of gross contractual obligations

Within 15 days of acquisition	$5,000	Paid
6 months after acquisition	$5,000	Paid
12 months after acquisition	$5,000	Paid
18 months after acquisition	$5,000	Paid
24 months after acquisition	$7,500	Paid	(1)
30 months after acquisition	$7,500
36 months after acquisition	$10,000
42 months after acquisition	$10,000
48 months after acquisition and every six months thereafter	$15,000

(1)	The amount was paid subsequent to December 31, 2022.